THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCK (89.5%)
CHINA (1.9%)
Guangdong Electric Power (Series B) (Electric)...       559,200   $     458,344
Guangdong Province Expressway Development Ltd.
  (Series B) (Construction & Housing)+...........       211,500         133,770
Qingling Motors Co. Ltd. (Series H)
  (Automotive)...................................       844,000         435,766
Shandong Huaneng Power Ltd. (ADR) (Electric).....        58,100         624,575
Shanghai Dajiang Group Co. Ltd. (Series B) (Multi
  - Industry)....................................       904,310         279,432
Zhenhai Refining & Chemical Co. Ltd. (Series H)
  (Chemicals)....................................     1,207,700         436,483
                                                                  -------------
                                                                      2,368,370
                                                                  -------------

HONG KONG (31.6%)
CDL Hotels International Ltd. (Restaurants &
  Hotels)........................................     1,250,000         508,243
Cheung Kong Holdings Ltd. (Real Estate)..........       543,000       5,361,817
Dickson Concepts International Ltd. (Wholesale &
  International Trade)...........................       359,000       1,306,755
Esprit Holdings Ltd. (Retail)....................     2,716,000       1,928,160
First Tractor Co Ltd (Machinery)+................       234,000         154,041
Hang Seng Bank Ltd. (Banking)....................        62,400         890,016
Henderson Land Development Company Ltd. (Real
  Estate)........................................       351,000       3,114,803
Hong Kong & China Gas Co. Ltd. (Natural Gas).....     1,292,400       2,585,707
Hong Kong Electric Holdings Ltd. (Electric)......       544,000       2,190,807
HSBC Holdings PLC (Banking)......................        51,303       1,542,941
Hutchison Whampoa Ltd. (Multi - Industry)........       752,000       6,503,443
Jiangsu Expressway Company Ltd.
  (Transportation)+..............................       602,000         213,688
New World Infrastructure Ltd. (Construction &
  Housing)+......................................       341,000         963,938
Silver Grant International Industries Ltd. (Real
  Estate)........................................     1,812,000         947,248

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HONG KONG (CONTINUED)
Smartone Telecommunications (Telecommunication
  Services)+.....................................       719,000   $   1,633,399
Sun Hung Kai Properties Ltd. (Real Estate).......       242,000       2,912,828
Swire Pacific Ltd. (Multi - Industry)............       662,000       5,960,091
Tingyi (Cayman Islands) Holding Co. (Food,
  Beverages & Tobacco)...........................     6,798,000       1,693,515
                                                                  -------------
                                                                     40,411,440
                                                                  -------------

INDIA (1.0%)
Ashok Leyland Ltd. (GDR) (Automotive)............        41,600         269,360
Indian Hotels Company Ltd. (GDR)(144A)
  (Restaurants & Hotels).........................        11,900         282,625
Indian Petrochemicals Corp. Ltd. (GDR)
  (Chemicals)+...................................        38,100         533,400
Reliance Industrial Infrastructure Ltd. (GDR)
  (Chemicals)+...................................         8,200         188,600
                                                                  -------------
                                                                      1,273,985
                                                                  -------------

INDONESIA (6.0%)
P.T. Bank Bira (Banking).........................       225,000         330,814
P.T. Bank Pan Indonesia (Banking)................       714,250         469,998
P.T. Hanjaya Mandala Sampoerna (Food, Beverages &
  Tobacco).......................................       238,000         907,855
P.T. Indorama Synthetics (Textiles)..............       724,000         655,069
P.T. Kawasan Industri Jababeka (Real Estate).....       307,000         410,343
P.T. Matahari Putra Prima (Retail)...............       489,000         985,441
P.T. Pabrik Kertas Tjiwi Kimia (Metals &
  Mining)........................................       326,868         379,766
P.T. Putra Surya Multidana (Banking).............       190,000         302,797
P.T. Semen Cibinong (Building Materials).........       194,000         434,834
P.T. Telekomunikasi Indonesia
  (Telecommunications)...........................       954,000       1,559,593

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INDONESIA (CONTINUED)
P.T. Tempo Scan Pacific (Pharmaceuticals)........       280,000   $     627,596
P.T. United Tractors (Capital Goods).............       169,000         625,540
                                                                  -------------
                                                                      7,689,646
                                                                  -------------

MALAYSIA (16.9%)
Berjaya Capital Berhad (Financial Services)......       234,000         333,755
Boustead Holdings Berhad (Multi - Industry)......       428,000         932,645
Commerce Asset-Holding Berhad (Banking)..........       576,422       1,518,701
DCB Holdings Berhad (Banking)....................       384,000       1,217,114
Diversified Resources Berhad (Automotive)........       325,000         688,886
Gamuda Berhad (Construction & Housing)...........        41,000         143,760
Guinness Anchor Berhad (Food, Beverages &
  Tobacco).......................................       489,000       1,084,943
Hong Leong Properties Berhad (Real Estate).......       341,000         387,745
IJM Corporation Berhad (Building Materials)......       472,000         991,124
Industrial Oxygen Incorporated Berhad
  (Agriculture)..................................       690,000         787,320
Konsortium Perkapalan Berhad (Transport &
  Services)......................................       263,000       1,552,573
Lingkaran Trans Kota Holdings Berhad
  (Transportation)+..............................       302,000         628,169
Malakoff Berhad (Agriculture)....................       280,000       1,220,283
Malayan Cement Berhad (Building Materials).......       574,500         960,533
Malaysian Pacific Industries Berhad (Multi -
  Industry)......................................       268,000       1,167,986
Malaywata Steel Berhad (Metals & Mining).........       300,000         463,549
Multi-Purpose Holdings Berhad (Multi -
  Industry)......................................       346,000         485,277
Perusahaan Otomobil Nasional Berhad
  (Automotive)...................................       210,000         981,773
Petronas Dagangan Berhad (Oil-Services)..........       205,000         487,321
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
MALAYSIA (CONTINUED)
Road Builder (M) Holdings Berhad (Multi -
  Industry)......................................       273,000   $   1,287,122
Sime Darby Berhad (Multi - Industry).............       345,000       1,148,176
Sime U.E.P. Properties Berhad (Real Estate)......       103,000         222,405
Tanjong Co. Berhad (Entertainment, Leisure &
  Media).........................................       281,000         968,580
Telekom Malaysia Berhard (Telecommunications)....       251,000       1,173,453
United Merchant Group Berhad (Financial
  Services)......................................       604,000         837,558
                                                                  -------------
                                                                     21,670,751
                                                                  -------------

PHILIPPINES (6.1%)
Alaska Milk Corp. (Food, Beverages & Tobacco)+...     8,736,300         844,615
Ayala Corp. (Class B) (Multi - Industry).........        96,125          69,244
Benpres Holdings Corp (GDR) (Multi -
  Industry)+.....................................       155,600       1,089,200
C & P Homes, Inc. (Construction & Housing).......     1,139,000         427,513
Digital Telecom Phils. Inc.
  (Telecommunications)...........................     2,848,000         275,341
Engineering & Equipment Corp. (Industrial).......     4,001,000         166,860
Fil-Estate Land Inc. (Real Estate)...............       295,800          86,353
Filinvest Land Inc. (Building Materials)+........     3,542,000         886,305
First Philippine Holdings Corp. (Class B) (Multi
  - Industry)....................................       538,625         745,367
Ionics Circuit Inc (Electronics)+................     1,529,650         840,913
La Tondena Distillers Inc. (Food, Beverages &
  Tobacco).......................................       136,000         327,419
Manila Electric Company (Class B) (Electric).....         9,771          48,159
Metropolitan Bank & Trust Co. (Banking)..........        13,075         277,601
Petron Corp. (Oil-Services)......................       194,655          49,446
Philippine Commercial International Bank
  (Banking)......................................        54,600         527,866

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
PHILIPPINES (CONTINUED)
Pryce Properties Corp. (Real Estate)+............    14,336,775   $     978,396
Universal Rightfield Property Holdings, Inc.
  (Real Estate)+.................................     2,157,000         224,892
                                                                  -------------
                                                                      7,865,490
                                                                  -------------

SINGAPORE (10.4%)
City Developments Ltd. (Real Estate).............       165,000       1,615,554
DBS Land Ltd. (Real Estate)......................       102,000         322,439
Development Bank of Singapore Ltd. (Banking).....        43,000         541,316
Hotel Properties Ltd. (Restaurants & Hotels).....       428,000         727,377
Kim Eng Holdings Ltd. (Financial Services).......       757,000         635,311
Osprey Maritime Ltd. (Transport & Services)......       317,500         415,236
Pacific Century Regional Development (Multi -
  Industry)+.....................................       430,000         598,454
Sembawang Maritime Ltd. (Transport & Services)...       365,000       1,143,616
Singapore Airlines Ltd. (Airlines)...............       171,000       1,530,790
Singapore Press Holdings Ltd. (Entertainment,
  Leisure & Media)...............................        37,000         745,253
Singapore Telecommunications Ltd.
  (Telecommunications)...........................       516,000         952,715
Super Coffeemix Manufacturing Ltd. (Food,
  Beverages & Tobacco)...........................     1,078,000         897,171
United Overseas Bank Ltd. (Banking)..............       221,310       2,275,244
Wong's Circuits Holdings Ltd.
  (Semiconductors)+..............................       559,000         939,120
                                                                  -------------
                                                                     13,339,596
                                                                  -------------
SOUTH KOREA (5.2%)
Dae Duck Electronics Co. (Electronics)...........         7,700         485,585
Dong Ah Construction Industrial Co. Ltd.
  (Construction & Housing).......................         7,943         150,273
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SOUTH KOREA (CONTINUED)
Dongbu Insurance Co. Ltd. (Insurance)+...........         7,310   $     212,385
Hana Bank (Banking)..............................        21,396         265,040
Hansol Chemical Company Ltd. (Chemicals).........        20,864         469,910
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper)+........................................         5,037          64,851
Hanwha Chemical Corp. (Chemicals)+...............        43,385         341,999
Hyundai Engineering & Construction Co.
  (Construction & Housing)+......................            81           2,080
Korea Electric Power Corp. (Electric)............        46,300       1,381,700
Korea Long Term Credit Bank (Banking)............        22,502         347,159
S.K. Telecom Co. Ltd. (Telecommunications).......           466         351,339
Korea Zinc Co. Ltd. (Metals & Mining)............        14,100         325,507
L.G. Information & Communication Ltd.
  (Telecommunications-Equipment).................         2,700         334,459
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...         7,660         779,042
Samsung Electronics Co. Ltd. (GDR represents 1/2
  non-voting preferred share) (144A)
  (Electronics)..................................        16,610         448,470
Samsung Electronics Co. Ltd. (GDR represents 1/2
  voting common share)(144A) (Electronics)+......         1,442          83,636
Tong Yang Cement Co. (Building Materials)........        13,000         243,018
Tong Yang Confectionery Co. Ltd. (Food, Beverages
  & Tobacco).....................................        11,800         321,576
                                                                  -------------
                                                                      6,608,029
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TAIWAN (1.3%)
Asia Cement Corp. (GDR) (Building Materials).....        41,751   $     671,147
Asustek Computer Inc. (Computer Peripherals).....        22,600         255,945
China Steel Corp. (GDR) (Metals & Mining)........           887          18,937
Hocheng Group Corp. (GDR) (144A) (Building
  Materials).....................................             1               8
Microelectronics Technology Inc. (GDS)
  (Telecommunications)+..........................        46,000         368,000
President Enterprises Corp. (GDR) (144A) (Food,
  Beverages & Tobacco)+..........................        14,600         284,700
                                                                  -------------
                                                                      1,598,737
                                                                  -------------
THAILAND (9.1%)
Bangkok Bank Public Co. Ltd. (Banking)...........       302,100       2,075,807
Central Pattana Public Co. Ltd. (Real Estate)....       194,500         270,295
Electricity Generating Public Co. Ltd.
  (Electric).....................................       368,400         903,046
K.R. Precision Public Co. Ltd. (Computer
  Peripherals)...................................        98,400         706,520
Krung Thai Bank Public Co. Ltd. (Banking)........       409,700         430,972
Lanna Lignite Public Co. Ltd. (Metals &
  Mining)........................................       100,700         711,372
Regional Container Line Public Co. Ltd.
  (Packaging & Containers).......................        64,800         385,223
Robinson Department Store Public Co. Ltd.
  (Retail).......................................       424,200         155,565
Sermsuk Public Co. Ltd. (Food, Beverages &
  Tobacco).......................................        10,400         224,821
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................       134,600         930,067
Siam Cement Public Co. Ltd. (Building
  Materials).....................................        57,500         994,402
Siam Commercial Bank Public Co. Ltd. (Banking)...       144,200         590,048
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
THAILAND (CONTINUED)
Swedish Motor Public Co. Ltd. (Capital Goods)....       178,000   $      98,774
TelecomAsia Corporation Public Co. Ltd.
  (Telecommunications)+..........................       876,200       1,056,987
Thai Farmers Bank Public Co. Ltd. (Banking)......       383,400       1,628,025
United Communication Industry Public Co. Ltd.
  (Telecommunications-Equipment).................       124,900         515,896
                                                                  -------------
                                                                     11,677,820
                                                                  -------------
  TOTAL COMMON STOCK (COST $113,382,791).........                   114,503,864
                                                                  -------------

CONVERTIBLE PREFERRED STOCKS (0.5%)
PHILIPPINES (0.5%)
Philippine Long Distance Telephone Co. (GDS
  represtents 1 Series 2 Convertible Preferred
  Share (Telecommunications) (COST $683,225).....        20,000         700,000
                                                                  -------------

PREFERRED STOCK (0.1%)
SOUTH KOREA (0.1%)
Shin Won Corp. (Apparels & Textiles) (COST
  $235,943)......................................        12,040          75,928
                                                                  -------------

RIGHTS (0.1%)
INDONESIA (0.0%)*
P.T. Bank Pan Indonesia, Expiring 8/1/97
  (Banking)+.....................................       357,125          51,406
                                                                  -------------

MALAYSIA (0.0%)*
Commerce Asset-Holding Berhad, Expiring 7/21/97
  (Banking)+.....................................       115,284           4,111
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SINGAPORE (0.1%)
Osprey Maritime Ltd. (Preferred), Expiring
  7/24/97 (Transportation)+......................       171,450   $           0
Osprey Maritime Ltd., Expiring 7/24/97
  (Transportation)+..............................       317,500          93,261
                                                                  -------------
                                                                         93,261
                                                                  -------------
  TOTAL RIGHTS (COST $31,531)....................                       148,778
                                                                  -------------

WARRANTS (0.4%)
MALAYSIA (0.4%)
Commerce Asset-Holding Berhad, Expiring 07/21/97
  (Banking)+.....................................        72,052          11,133
Petronas Dagangan Berhad, Expiring 2/24/99
  (Retail)+......................................       412,000         479,904
                                                                  -------------
                                                                        491,037
                                                                  -------------
  TOTAL WARRANTS (COST $601,132).................                       491,037
                                                                  -------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE BONDS (2.1%)
TAIWAN (1.2%)
Far Eastern Department Stores Ltd., 3.00% due
  07/06/01 (Retail)..............................  $    600,000         649,500
Nan Ya Plastics Corp., 1.75% due 07/19/01
  (Chemicals)....................................       380,000         543,400
U-Ming Marine Transport Corp., 1.50% due 02/07/01
  (Transport & Services).........................       370,000         303,400
                                                                  -------------
                                                                      1,496,300
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

THAILAND (0.9%)
Asia Credit Public Co. Ltd., 3.75% due 11/17/03
  (Financial Services)...........................  $  1,903,000   $   1,165,588
                                                                  -------------
  TOTAL CONVERTIBLE BONDS (COST $2,448,585)......                     2,661,888
                                                                  -------------

SHORT-TERM INVESTMENTS (5.8%)
TIME DEPOSITS--FOREIGN (5.8%)
State Street Bank Cayman Islands, 5.25% due
  07/01/97 (cost $7,413,000).....................     7,413,000       7,413,000
                                                                  -------------
TOTAL INVESTMENTS (COST $124,796,207) (98.5%)..................
                                                                    125,994,495
OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)...................
                                                                      1,968,278
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 127,962,773
                                                                  -------------
                                                                  -------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at June 30, 1997, was $125,766,838, the aggregate gross unrealized appreciation and depreciation was $14,092,937 and $13,865,280 respectively, resulting in net unrealized appreciation of $227,657.

+ - Non-income producing security.

ADR - American Depository Receipts.

GDR - Global Depository Receipts.

GDS - Global Depository Shares.

144A - Securities restricted for resale to Qualified Institutional Buyers.

* Less than 0.1%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

                                                   PERCENT OF
                                                   PORTFOLIO
                                                   ----------
Multi-Industry                                          16.4%
Real Estate                                             13.1
Banking                                                 12.1
Telecommunications                                       7.1
Electronics                                              5.9
Short-term Investments                                   5.9
Food, Beverages & Tobacco                                5.2
Building                                                 4.1
Transportation                                           3.4
Retail                                                   3.3
Financial Services                                       2.4
Metals & Mining                                          2.1
Natural Gas                                              2.0
Chemicals                                                2.0
Automotive                                               1.9
Agriculture                                              1.6
Computer Peripherals                                     1.5
Construction & Housing                                   1.5
Entertainment, Leisure, Media                            1.4
Airlines                                                 1.2
Restaurants & Hotels                                     1.2
Wholesale & International Trade                          1.0
Semiconductors                                           0.8
Capital Goods                                            0.6
Textiles                                                 0.5
Pharmaceuticals                                          0.5
Oil Services                                             0.4
Packaging & Containers                                   0.3
Insurance                                                0.2
Industrials                                              0.1
Machinery                                                0.1
Apparels & Textiles                                      0.1
Forest Products & Paper                                  0.1
                                                   ----------
                                                       100.0%
                                                   ----------
                                                   ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $124,796,207 )          $125,994,495
Foreign Currency at Value (Cost $1,026,743 )          1,023,653
Cash                                                        173
Receivable for Investments Sold                       3,309,601
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    234,259
Dividends Receivable                                    139,927
Interest Receivable                                      71,772
Deferred Organization Expenses                           18,448
Prepaid Trustees' Fees                                        8
Prepaid Expenses and Other Assets                           197
                                                   ------------
    Total Assets                                    130,792,533
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     2,593,495
Custody Fee Payable                                     100,485
Advisory Fee Payable                                     82,285
Organization Expenses Payable                             5,750
Administrative Services Fee Payable                       3,193
Fund Services Fee Payable                                   107
Administration Fee Payable                                  319
Accrued Expenses                                         44,126
                                                   ------------
    Total Liabilities                                 2,829,760
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $127,962,773
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $173,797)                                                   $ 1,306,155
Interest Income                                                      166,236
                                                                 -----------
    Investment Income                                              1,472,391
EXPENSES
Advisory Fee                                       $   487,090
Custodian Fees and Expenses                            175,546
Professional Fees and Expenses                          24,068
Administrative Services Fee                             19,066
Printing Expenses                                        3,864
Amortization of Organization Expenses                    3,285
Fund Services Fee                                        2,056
Administration Fee                                       1,506
Trustees' Fees and Expenses                              1,041
Insurance Expense                                          233
Miscellaneous                                              529
                                                   -----------
    Total Expenses                                                   718,284
                                                                 -----------
NET INVESTMENT INCOME                                                754,107
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                              959,049
  Foreign Currency Transactions                        (40,295)
                                                   -----------
    Net Realized Gain                                                918,754
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       (5,985,942)
  Foreign Currency Contracts and Translations          229,684
                                                   -----------
    Net Change in Unrealized Depreciation                         (5,756,258)
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $(4,083,397)
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                     JUNE 30,      FOR THE FISCAL
                                                       1997          YEAR ENDED
                                                   (UNAUDITED)    DECEMBER 31, 1996
                                                   ------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    754,107   $      1,059,172
Net Realized Gain on Investment and Foreign
  Currency Transactions                                 918,754          4,084,160
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                (5,756,258)         4,768,791
                                                   ------------   -----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      (4,083,397)         9,912,123
                                                   ------------   -----------------
                                                   ------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        52,693,591         85,257,294
Withdrawals                                         (42,919,975)       (59,878,251)
                                                   ------------   -----------------
    Net Increase from Investors' Transactions         9,773,616         25,379,043
                                                   ------------   -----------------
    Total Increase in Net Assets                      5,690,219         35,291,166
NET ASSETS
Beginning of Period                                 122,272,554         86,981,388
                                                   ------------   -----------------
End of Period                                      $127,962,773   $    122,272,554
                                                   ------------   -----------------
                                                   ------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD
                                                   FOR THE SIX                            APRIL 5, 1995
                                                   MONTHS ENDED           FOR THE        (COMMENCEMENT OF
                                                     JUNE 30,           FISCAL YEAR       OPERATIONS) TO
                                                       1997                ENDED           DECEMBER 31,
                                                   (UNAUDITED)       DECEMBER 31, 1996         1995
                                                   ------------      -----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                  1.18%(a)               1.19%              1.40%(a)
Net Investment Income                                     1.24%(a)               0.94%              1.18%(a)
Decrease Reflected in Expense Ratio due to
  Expense Reimbursement                                     --                   0.01%                --
Portfolio Turnover                                          75%                    93%                70%
Average Brokerage Commissions                      $    0.0064       $         0.0069                 --

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Asia Growth Portfolio (the "Portfolio"), is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to achieve a high total return from a portfolio of equity securities of companies in Asian growth markets. The Portfolio commenced operations on April 5, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Asian growth markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Asian countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At June 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR
                                                                  VALUE AT      UNREALIZED
SALES CONTRACTS                                     PROCEEDS       6/30/97     APPRECIATION
-------------------------------------------------  -----------   -----------   ------------
Thailand Baht 346,515,000, expiring 11/17/97.....  $13,000,000   $12,765,741   $   234,259

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio incurred organization expenses in the amount of $33,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.80% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, such fees amounted to $487,090.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similiar agreements with FDI. For the six months ended June 30, 1997, the fee for these services amounted to 1,506.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similiar services and JPM Series Trust. For the six months ended June 30, 1997, the fee for these services amounted to $19,066.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $2,056 for the six months ended June 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the six months ended June 30, 1997 were as follows:

COST OF                   PROCEEDS
  PURCHASES              FROM SALES
----------------------   -----------
$98,059,790............  $89,075,848

30